Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Total revenues	$ 214,109	$ 241,203	$ 216,080
Milestone payment received	13,500
Goods
Revenues
Total revenues	164,540	203,346	180,852
Services
Revenues
Total revenues	37,173	28,400	25,297
Milestone payment received	1,400
Royalties
Revenues
Total revenues	261
Licenses (note (b))
Revenues
Total revenues	12,135
Milestone payment received	12,100
Milestones (note (c))
Revenues
Total revenues		9,457	9,931
Third parties-Distribution
Revenues
Total revenues	167,894
Third parties-Collaboration
Revenues
Total revenues	30,077
Third parties
Revenues
Total revenues		223,035	197,857
Related parties
Revenues
Total revenues	16,138	18,168	18,223
Innovation Platform
Revenues
Total revenues	41,233	35,997	35,228
Innovation Platform | Goods
Revenues
Total revenues	3,324
Innovation Platform | Services
Revenues
Total revenues	25,513	26,540	25,297
Innovation Platform | Royalties
Revenues
Total revenues	261
Innovation Platform | Licenses (note (b))
Revenues
Total revenues	12,135
Innovation Platform | Milestones (note (c))
Revenues
Total revenues		9,457	9,931
Innovation Platform | Third parties-Distribution
Revenues
Total revenues	3,324
Innovation Platform | Third parties-Collaboration
Revenues
Total revenues	30,077
Innovation Platform | Third parties
Revenues
Total revenues		26,315	26,799
Innovation Platform | Related parties
Revenues
Total revenues	7,832	9,682	8,429
Commercial Platform
Revenues
Total revenues	172,876	205,206	180,852
Commercial Platform | Goods
Revenues
Total revenues	161,216	203,346	180,852
Commercial Platform | Services
Revenues
Total revenues	11,660	1,860
Commercial Platform | Third parties-Distribution
Revenues
Total revenues	164,570
Commercial Platform | Third parties
Revenues
Total revenues		196,720	171,058
Commercial Platform | Related parties
Revenues
Total revenues	$ 8,306	$ 8,486	$ 9,794